Stock Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 05, 2012
Stock options under 2012 Plan
Stock option details
Shares available for future grants	28,651			800,000
Maximum exercisable period for options granted	10 years
Black-Scholes-Merton option valuation model assumptions
Expected Life (Years)	7 years	7 years
Dividend yield (as a percent)	2.93%	1.73%
Interest rate (as a percent)	1.97%	2.68%
Volatility (as a percent)	26.97%	31.65%
Number of options granted (in shares)	16,500		0
Stock option activity
Options outstanding at the beginning of the period (in shares)	788,977
Plus: Options granted (in shares)	16,500		0
Less:
Exercise of stock options (in shares)	110,938
Options forfeited (in shares)	35,951
Options outstanding at the end of the period (in shares)	658,588	788,977
Options fully vested and exercisable at the end of the period (in shares)	319,085
Stock Options, Weighted average exercise price
Options outstanding at the beginning, weighted average exercise price (in dollars per share)	$ 25.91
Plus: Options granted, weighted average exercise price (in dollars per share)	35.34
Less:
Options exercised, weighted average exercise price (in dollars per share)	17.29
Options forfeited, weighted average exercise price (in dollars per share)	26.74
Options outstanding at the end, weighted average exercise price (in dollars per share)	27.55	$ 25.91
Options fully vested and exercisable at the end, weighted average exercise price (in dollars per share)	$ 22.14
Stock Options, Weighted average remaining contractual term (years)
Options outstanding at the end, weighted average remaining contractual term (years)	5 years 9 months 3 days
Options fully vested and exercisable at the end, weighted average remaining contractual term (years)	4 years 4 months 17 days
Stock Options, Aggregate intrinsic value
Options outstanding at the end, aggregate intrinsic value	$ 10,219,000
Options fully vested and exercisable at the end, aggregate intrinsic value	6,680,000
Stock-based compensation expense	980,000	$ 1,035,000	$ 903,000
Stock-based compensation cost, unrecognized, related to non-vested options	$ 1,922,000
Stock-based compensation cost, unrecognized, related to non-vested options, weighted-average period of recognition	1 year 10 months 24 days
Other information pertaining to option activity
Weighted average grant date fair value of stock options granted (in dollars per share)	$ 7.38	$ 11.78
Total fair value of stock options vested	$ 1,333,000	$ 1,077,000	1,182,000
Total intrinsic value of stock options exercised	$ 2,373,000	$ 2,045,000	$ 2,595,000
Incentive stock options granted to 10% shareholders
Stock option details
Maximum exercisable period for options granted	5 years